INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2024	2023

Raw materials, parts and supplies	$16,291	$11,993
Work in progress and assembled raw materials	10,335	9,392
Finished products	12,264	17,140

	$38,890	$38,525